Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Due from banks, non-interest-bearing	$ 541	$ 369
Due from banks, interest-bearing	14,014	25,643
Cash and cash equivalents	14,555	26,012
Investment in interest-earning time deposits	10,172	4,927
Investment securities available for sale (cost-2019 $7,599; 2018 $6,682)	7,623	6,680
Loans held for sale	8,928	5,103
Loans receivable, net of allowance for loan losses (2019 $2,231; 2018 $1,965)	246,692	216,898
Accrued interest receivable	1,349	1,153
Investment in Federal Home Loan Bank stock, at cost	1,580	1,086
Bank-owned life insurance	3,974	3,894
Premises and equipment, net	2,226	2,058
Goodwill	515	515
Other intangible, net of accumulated amortization	319	368
Other real estate owned, net	1,824	1,650
Prepaid expenses and other assets	2,783	1,060
Total Assets	302,540	271,404
Liabilities
Non-interest bearing	15,775	17,542
Interest-bearing	211,683	194,369
Total deposits	227,458	211,911
Federal Home Loan Bank short-term borrowings	10,000	9,000
Federal Home Loan Bank long-term borrowings	26,271	15,000
Subordinated debt	7,865	7,831
Accrued interest payable	314	221
Advances from borrowers for taxes and insurance	2,780	2,568
Accrued expenses and other liabilities	1,945	1,037
Total Liabilities	276,633	247,568
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,777,250 issued; 1,984,857 and 1,975,947 outstanding at December 31, 2019 and 2018, respectively	28	28
Additional paid-in capital	14,990	14,683
Treasury stock, at cost: 792,393 and 801,303 shares at December 31, 2019 and 2018, respectively	(4,950)	(4,824)
Employee Stock Ownership Plan (ESOP)	(118)	(185)
Accumulated other comprehensive income (loss)	20	(2)
Retained earnings	15,937	14,136
Total Stockholders' Equity	25,907	23,836
Total Liabilities and Stockholders’ Equity	$ 302,540	$ 271,404